NET PREMIUMS EARNED - Premiums Ceded to Reinsurers and Coinsurers (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Premiums ceded to reinsurers and co-insurers, net	[1]	S/ (548,024)	S/ (559,160)	S/ (497,646)
Premiums ceded for automatic contracts [Member]
Premiums ceded to reinsurers and co-insurers, net		(244,112)	(254,839)	(243,427)
Premiums ceded for facultative contracts [Member]
Premiums ceded to reinsurers and co-insurers, net		(327,098)	(289,386)	(288,928)
Annual variation of reserve risk in progress of premiums ceded [Member]
Premiums ceded to reinsurers and co-insurers, net		S/ 23,186	S/ 14,935	S/ (34,709)

[1]	“Premiums ceded to reinsurers and coinsurers, net” include: